STOCK COMPENSATION	12 Months Ended
Mar. 31, 2012
Stock Compensation Abstract
Stock Compensation [Text Block]
17.	STOCK COMPENSATION

Director's stock compensation

The Company entered into an employment contract with the Chief Executive Officer of the Company ("CEO") on April 1, 2004, which entitles the CEO to an annual bonus of 29,154 common shares upon completion of his service with the Group for the years ended from March 31, 2004 to 2009. The grant date of the share award was determined to be April 1, 2004.

The annual bonus of 29,154 common shares for service provided by the CEO for the years ended March 31, 2009 were issued to the CEO in 2010. No such shares were issued for the years ended March 31, 2011 and 2012, nor were such compensation expenses recorded for the years ended March 31, 2010, 2011 and 2012.

Shares issued to consultant

Pursuant to the consulting agreements entered into with a consultant, an independent third party, the Company grants 30,000 common shares to the consultant upon completion of his consulting service to the Group for the each of the years ended from March 31, 2010 and 2011.

30,000 common shares were issued to the consultant during the each of the years ended March 31, 2010 and 2011 and the Group recorded a compensation expense of $27 and $56 for the years ended March 31, 2010 and 2011, respectively, based on the fair value of the shares granted at the date of grant, which is included in selling, general and administrative expenses.

No such shares were issued, nor were such compensation expenses recorded for the year ended March 31, 2012.